Capital Stock and Changes in Capital Accounts, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Warrants [Abstract]
Common shares called by warrants (in shares)	750,000
Common Stock [Member]
Warrants [Abstract]
Shares issued after alternative cashless exercise of private placement warrants (in shares)	313,243
Class A Warrants [Member]
Warrants [Abstract]
Warrants outstanding		14,474,000
Warrant exercise price (in dollars per share)		$ 154
Common shares called by warrants (in shares)		72,370
Class B Warrants [Member]
Warrants [Abstract]
Warrants outstanding		15,000,000
Warrant exercise price (in dollars per share)		$ 20.2
Common shares called by warrants (in shares)		750,000
Warrants issued	15,000,000
Private Placement Warrants [Member]
Warrants [Abstract]
Warrants issued	15,000,000
Fair value of warrants	$ 7,504
Warrants exercised	8,353,121